Cover	Apr. 19, 2024
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Apr. 19, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41420
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27701
City Area Code	440
Local Phone Number	609-9677
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by 374Water Inc. (the “Company”) to amend the Current Report on Form 8-K dated April 19, 2024 filed with the Securities and Exchange Commission on April 24, 2024 (the “Initial Form 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K to report that Jeffrey Quick, the then interim Chief Executive Officer of the Company, would cease serving in that capacity as of April 22, 2024, and provide certain other information under Item 5.02. This Amendment does not otherwise modify or update any other disclosures in the Initial Form 8-K.